Impairment losses and goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Impairment losses and goodwill
Schedule of goodwill impairment losses

(in millions of euros)	2022	2021	2020
Romania	(789)	—	—
Mobile Financial Services	(28)	—	—
Spain	—	(3,702)	—
Total of impairment of goodwill	(817)	(3,702)	—

Schedule of goodwill

(in millions of euros)	December 31, 2022			December 31, 2021	December 31, 2020
	Gross value	Accumulated	Net book value	Net book value	Net book value
		impairment
		losses
France	13,189	(13)	13,176	14,364	14,364
Europe	12,962	(8,377)	4,586	6,079	9,512
Spain	6,550	(3,816)	2,734	3,170	6,872
Slovakia	806	—	806	806	806
Romania	1,806	(1,359)	447	1,504	1,236
Belgium	1,049	(713)	336	336	336
Poland	2,605	(2,470)	135	135	136
Moldova	78	—	78	80	76
Luxembourg	68	(19)	50	50	50
Africa & Middle-East	2,379	(958)	1,420	1,465	1,443
Burkina Faso	428	—	428	428	428
Côte d’Ivoire	417	(42)	375	375	375
Morocco	249	—	249	265	253
Jordan	293	(175)	118	111	103
Sierra Leone	73	—	73	114	118
Cameroon	134	(90)	44	44	44
Other	784	(651)	133	128	122
Enterprise	2,941	(651)	2,289	2,237	2,225
Totem(1)	1,624	—	1,624	N/A	N/A
International Carriers and Shared Services	18	—	18	18	18
Mobile Financial Services	28	(28)	—	28	35
Goodwill	33,140	(10,028)	23,113	24,192	27,596

(in millions of euros)		December 31,	December 31,	December 31,
	Note	2022	2021	2020
Gross Value in the opening balance		33,626	33,273	33,579
Acquisitions(1)		(206)	266	26
Disposals		—	(4)	—
Translation adjustment		(280)	91	(331)
Reclassifications and other items		—	—	—
Gross Value in the closing balance		33,140	33,626	33,273
Accumulated impairment losses in the opening balance		(9,435)	(5,678)	(5,935)
Impairment	7.1	(817)	(3,702)	—
Disposals		—	—	—
Translation adjustment		225	(55)	257
Accumulated impairment losses in the closing balance		(10,028)	(9,435)	(5,678)
Net book value of goodwill		23,113	24,192	27,596

Schedule of the parameters used for the determination of recoverable amounts

December 31, 2022	France		Spain	Poland	Enterprise	Romania	Belgium	Mobile	Côte
								Financial	d'Ivoire/
								Services	Burkina
									Faso/
									Liberia
Basis of recoverable amount	Value in use								Fair value
Source used	Internal plan								NA
Methodology	Discounted cash flow								NA
Cost of equity	NA		NA	NA	NA	NA	NA	12.3%	NA
Perpetuity growth rate	0.8%		1.5%	2.0%	0.5%	2.5%	0.8%	2.0%	NA
Post-tax discount rate	6.3%		7.5%	7.8%	6.8%	10.5%	7.0%	NA	NA
Pre-tax discount rate	8.4%		10.0%	9.1%	9.2%	11.8%	8.8%	NA	NA

December 31, 2021	France		Spain	Poland	Enterprise	Romania	Belgium/
							Luxembourg
Basis of recoverable amount	Value in use						Fair value
Source used	Internal plan						NA
Methodology	Discounted cash flow						NA
Perpetuity growth rate	0.8%		1.5%	1.5%	0.3%	2.5%	NA
Post-tax discount rate	5.8	%(1)	6.8%	7.3%	8.3%	7.0%	NA
Pre-tax discount rate	7.6%		8.4%	8.5%	11.1%	7.9%	NA

December 31, 2020	France		Spain	Poland	Enterprise	Romania	Morocco	Belgium/
								Luxembourg
Basis of recoverable amount	Value in use							Fair value
Source used	Internal plan							NA
Methodology	Discounted cash flow							NA
Perpetuity growth rate	0.8%		1.5%	1.5%	0.3%	2.3%	2.8%	NA
Post-tax discount rate	5.5	%(1)	6.5%	7.3%	7.5%	7.5%	7.3%	NA
Pre-tax discount rate	7.4%		8.1%	8.5%	10.2%	8.5%	8.6%	NA

(1)	The after-tax discount rate for France included a corporate tax reduction of 25.83% since 2022.

Schedule of other assumptions that affect the assessment of the recoverable amount

	December 31,	December 31,	December 31,
	2022	2021	2020
Basis of recoverable amount	Value in use	Value in use	Value in use
Source used	Internal plan	Internal plan	Internal plan
Methodology	Discounted net fees	Discounted net fees	Discounted net fees
Perpetuity growth rate	1.4%	1.3%	1.2%
Post-tax discount rate	8.2%	7.7%	6.9%
Pre-tax discount rate	10.5%	9.8%	8.3%

The sensitivity analysis did not highlight any risk of impairment of the Orange brand.

Schedule of sensitivity analysis of recoverable amounts of cash generating unit

			Decrease in the discounted cash
	Increase in discount rate in	Decrease in the perpetual	flows of the terminal value in
	order for the recoverable	growth rate in order for the	order for the recoverable amount
	amount to be equal to the net	recoverable amount to be	to be equal to the net carrying
	carrying value (in basis points)	equal to the net carrying value	value (in %)
		(in basis points)
December 31, 2022
France	+139 bp	(120) bp	-26%
Spain	+44 bp	(47) bp	-8%
Poland	+249 bp	(272) bp	-32%
Enterprise	+100 bp	(115) bp	-19%
Belgium	+97 bp	(97) bp	-15%
Sierra Leone	+50 bp	(72) bp	-6%

December 31, 2021
France	+234 bp	(217) bp	-39%
Spain	+19 bp	(21) bp	-4%
Poland	+269 bp	(221) bp	-30%
Enterprise	+1,125 bp	(1,026) bp	-83%
Romania	+44 bp	(45) bp	-10%

December 31, 2020
France	+141 bp	(124) bp	-28%
Spain	+1 bp	(1) bp	—%
Poland	+189 bp	(151) bp	-23%
Enterprise	+1,067 bp	(1,691) bp	-82%
Romania	+49 bp	(49) bp	-9%
Morocco	+354 bp	(433) bp	-53%
Belgium	NA	NA	NA